LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
Components of Lease Expense and Supplemental Cash Flow Information
The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021, 2020 and 2019 were as follows:

	December 31,
	2021	2020	2019

Components of lease expense:
Operating lease cost	$16,578	$16,594	$15,620
Short-term lease cost	583	628	1,249

Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	18,213	17,217	15,802
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$4,520	$14,635	$5,592

Maturities of Lease Liabilities
Maturities of lease liabilities as of December 31, 2021 were as follows:

December 31,
2021

2022	$17,231
2023	14,446
2024	13,514
2025	11,883
2026	11,948
Thereafter	14,067

Total undiscounted lease payments	$83,089

Less: Interest	(8,605)

Present value of lease liabilities	$74,484